Philip T. Masterson
Vice President &
Assistant Counsel

September 27, 2001

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

            Re:   Oppenheimer Emerging Growth Fund
                  Reg. No. 333-44176; File No. 811-10071

To the Securities and Exchange Commission:

      An  electronic  ("EDGAR")  filing is hereby being made under Rule 497(e)
of the Securities Act of 1933 on behalf of Oppenheimer  Emerging  Growth Fund.
This  filing  consists  of a  supplement  dated  September  24,  2001  to  the prospectus  and  statement  of  additional  information  related to  temporary investment  policy  changes made in accordance  with SEC Release No. 25156 and
SEC  Release  No.  25165.  This  supplement  is in  addition  to any  existing supplement.

      Any  questions  regarding  this  submission  are to be  directed  to the attention of the undersigned.

 Very truly yours,

 /s/ Philip T. Masterson

 Philip T. Masterson
 (303) 768-2486

 Enclosures

cc:  Mayer, Brown & Platt
     KPMG LLP
     Ms. Gloria LaFond

Philip T. Masterson
Vice President &
Assistant Counsel

September 27, 2001

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

            Re:   Oppenheimer Emerging Growth Fund
                  Reg. No. 333-44176; File No. 811-10071

To the Securities and Exchange Commission:

      An  electronic  ("EDGAR")  filing is hereby being made under Rule 497(e)
of the Securities Act of 1933 on behalf of Oppenheimer  Emerging  Growth Fund.
This  filing  consists  of a  supplement  dated  September  24,  2001  to  the prospectus  and  statement  of  additional  information  related to  temporary investment  policy  changes made in accordance  with SEC Release No. 25156 and
SEC  Release  No.  25165.  This  supplement  is in  addition  to any  existing supplement.

      Any  questions  regarding  this  submission  are to be  directed  to the attention of the undersigned.

 Very truly yours,

 /s/ Philip T. Masterson

 Philip T. Masterson
 (303) 768-2486

 Enclosures

cc:  Mayer, Brown & Platt
     KPMG LLP
     Ms. Gloria LaFond